Employee Benefit Plans - Pension Investment Asset Allocation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%	100.00%
Plan assets, at fair value	$ 4,721	$ 4,278		$ 3,529
Domestic Pension Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	63.00%	52.00%
Domestic Pension Benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	30.00%	30.00%
Domestic Pension Benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	2.00%	2.00%
Domestic Pension Benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	3.00%	6.00%
Domestic Pension Benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	0.00%	0.00%
Domestic Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	2.00%	10.00%	[1]
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	100.00%	100.00%
Plan assets, at fair value	930	782		681
Foreign Pension Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	63.00%	65.00%
Foreign Pension Benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	29.00%	29.00%
Foreign Pension Benefits | Private equities
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	0.00%	0.00%
Foreign Pension Benefits | Alternative investment
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	4.00%	5.00%
Foreign Pension Benefits | Real estate
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	4.00%	1.00%
Foreign Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Pension benefits, asset allocations	0.00%	0.00%
Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	229	235		249
Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	63	58		54
Fair Value, Measurements, Recurring | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	4,721	4,278
Fair Value, Measurements, Recurring | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	930	782
Fair Value, Measurements, Recurring | Level 1 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	1,868	1,295
Fair Value, Measurements, Recurring | Level 1 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	540	423
Fair Value, Measurements, Recurring | Level 2 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	2,624	2,748
Fair Value, Measurements, Recurring | Level 2 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	327	301
Fair Value, Measurements, Recurring | Level 3 | Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	229	235
Fair Value, Measurements, Recurring | Level 3 | Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Plan assets, at fair value	$ 63	$ 58

[1]	Reflects the $400 million discretionary contribution to The Bank of New York Mellon Corporation Pension Plan on Dec. 31, 2012. Excluding this contribution, the percentage of the domestic plan assets held in cash was less than 1% at Dec. 31, 2012.